NOTE 12: INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment	$ (117,218)	$ 2,377,397
Patient Records, Brands, and Software
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 340,575	$ 93,757